Additional Paid-In Capital (Summary Of the Fair Value Of All Awards issued Under Stock Compensation Plans) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			132 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Additional Paid-In Capital [Abstract]
Stock options	$ 370	$ 1,081	$ 1,496
Restricted stock units	372	3,144	524
Share-based compensation	$ 742	$ 4,225	$ 2,020	$ 12,793